Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Computation

	Year Ended December 31,
	2022	2023	2024
	(in US$ thousands)
Numerator:
Net loss attributable to Agora, Inc.’s ordinary shareholders - basic and diluted	$(120,380)	$(87,219)	$(42,727)
Denominator:
Denominator for basic and diluted loss per share
Weighted-average ordinary shares outstanding(1)	446,426,914	398,384,385	373,122,317
Basic and diluted loss per share	$(0.27)	$(0.22)	$(0.11)

(1)
Options exercisable for a minimal exercise price are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, a weighted average of 4,584,794 shares and 6,209,645 shares related to these options, for which the exercise price is close to zero dollars per share, are included in the denominator for the computation of basic loss per share for the years ended December 31, 2023 and 2024, respectively.

Schedule of Antidilutive Ordinary Shares Excluded from Computation of Earnings Per Share

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented as their effects would have been anti-dilutive:

	Year Ended December 31,
	2022	2023	2024
Share options - weighted average	27,465,692	25,288,633	12,720,197
Restricted share - weighted average	369,050	—	—
Restricted share units - weighted average	942,501	1,356,455	5,317,082
VPP shares - weighted average	343,984	426,296	—